Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (5,262,566)	$ (40,947,492)	$ 7,461,446	$ 6,561,051